Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	May 31, 2019 shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2016 shares	May 31, 2014 shares	Mar. 31, 2014 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.00002	$ 0.00002	$ 0.00002
RSUs and share options
Ordinary shares
Ordinary shares reserved for issuance							137,075,214	160,323,374	149,369,486
Ordinary shares | Huang River Investment Limited | Transaction with Tencent
Ordinary shares
Shares Issued						351,678,637
Class A ordinary shares | IPO
Ordinary shares
Shares Issued					166,120,400
Class A ordinary shares | Huang River Investment Limited
Ordinary shares
Shares Issued	8,127,302
Class A ordinary shares | Huang River Investment Limited | Private Placement
Ordinary shares
Shares Issued					139,493,960
Class A ordinary shares | Newheight Holdings Ltd | Transaction with Walmart
Ordinary shares
Shares Issued				144,952,250
Class A ordinary shares | Google LLC
Ordinary shares
Shares Issued		27,106,948	27,106,948
Consideration received after deducting financing charges		$ 549,836	¥ 3,531,870